UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

(414) 299-2295

Registrant's telephone number, including area code

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Bernzott U.S. Small Cap Value Fund

(Ticker Symbol: BSCVX)

SEMI-ANNUAL REPORT

November 30, 2018

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund, if you hold your shares directly with the Fund, or from your financial intermediary, such as a broker-dealer or bank, if you hold your shares through a financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you hold your shares directly with the Fund, you may elect to receive shareholder reports and other communications from the Fund by contacting the Fund at (877) 998-9880 or, if you hold your shares through a financial intermediary, contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you hold your shares directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports at (877) 998-9880 or, if you hold your shares through a financial intermediary, contacting your financial intermediary. Your election to receive reports in paper will apply to all of the Investment Manager Series Trust’s Funds you hold directly or through your financial intermediary, as applicable.

Bernzott U.S. Small Cap Value Fund

A series of Investment Managers Series Trust

Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	4
Statement of Operations	5
Statements of Changes in Net Assets	6
Financial Highlights	7
Notes to Financial Statements	8
Expense Example	14

This report and the financial statements contained herein are provided for the general information of the shareholders of the Bernzott U.S. Small Cap Value Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

www.bcafunds.com

Bernzott U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 94.1% Communications – 3.8%
227,050	Quotient Technology, Inc.*	$2,790,445
	Consumer Discretionary – 15.0%
108,825	Callaway Golf Co.	1,864,172
85,450	Cinemark Holdings, Inc.	3,278,716
136,675	Gentex Corp.	3,077,921
164,050	Michaels Cos., Inc.*	2,783,929
		11,004,738
	Financials – 2.7%
72,475	Artisan Partners Asset Management, Inc. - Class A	1,973,494
	Health Care – 8.6%
80,975	Catalent, Inc.*	3,210,658
10,825	Hill-Rom Holdings, Inc.	1,049,592
32,925	Medpace Holdings, Inc.*	2,038,387
		6,298,637
	Industrials – 21.3%
81,600	Douglas Dynamics, Inc.	3,041,232
46,100	Generac Holdings, Inc.*	2,624,012
53,775	Hillenbrand, Inc.	2,382,770
129,975	Mistras Group, Inc.*	2,234,270
40,800	Mobile Mini, Inc.	1,649,136
87,475	SP Plus Corp.*	2,651,368
33,300	TriMas Corp.*	966,699
		15,549,487
	Materials – 7.3%
58,225	Compass Minerals International, Inc.	2,917,073
130,775	Owens-Illinois, Inc.*	2,404,952
		5,322,025
	Technology – 35.4%
39,425	Bottomline Technologies, Inc.*	2,171,135
50,675	Cornerstone OnDemand, Inc.*	2,767,868
20,575	EPAM Systems, Inc.*	2,679,894
47,000	ExlService Holdings, Inc.*	2,724,120
165,925	Knowles Corp.*	2,528,697
35,575	LogMeIn, Inc.	3,281,082
86,725	Shutterstock, Inc.	3,313,762
25,845	Synopsys, Inc.*	2,376,189
21,000	Total System Services, Inc.	1,834,770

Bernzott U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
49,350	Verint Systems, Inc.*	$2,241,971
		25,919,488
	TOTAL COMMON STOCKS
	(Cost $55,493,034)	68,858,314

Principal Amount
	Short-Term Investments – 4.3%
$3,178,692	UMB Money Market Fiduciary, 0.25%[1]	3,178,692

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $3,178,692)	3,178,692

	Total Investments – 98.4%
	(Cost $58,671,726)	72,037,006
	Other Assets in Excess of Liabilities – 1.6%	1,135,015

	Total Net Assets – 100.0%	$73,172,021

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund

SUMMARY OF INVESTMENTS

As of November 30, 2018 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Technology	35.4%
Industrials	21.3%
Consumer Discretionary	15.0%
Health Care	8.6%
Materials	7.3%
Communications	3.8%
Financials	2.7%
Total Common Stocks	94.1%
Short-Term Investments	4.3%
Total Investments	98.4%
Other Assets in Excess of Liabilities	1.6%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund

STATEMENT OF ASSETS AND LIABILITIES

As of November 30, 2018 (Unaudited)

Assets:
Investments, at value (cost $58,671,726)	$72,037,006
Receivables:
Investment securities sold	992,314
Fund shares sold	851,026
Dividends and interest	43,732
Prepaid expenses	10,426
Total assets	73,934,504

Liabilities:
Payables:
Investment securities purchased	661,341
Fund shares redeemed	19,821
Advisory fees	34,561
Fund accounting and administration fees	16,264
Auditing fees	8,756
Transfer agent fees and expenses	7,167
Legal fees	5,416
Custody fees	3,288
Shareholder reporting fees	2,242
Trustees' deferred compensation (Note 3)	1,327
Accrued other expenses	2,300
Total liabilities	762,483

Net Assets	$73,172,021

Components of Net Assets:
Paid-in capital (par value of $0.01 per share with an unlimited number of shares authorized)	$48,705,836
Total distributable earnings	24,466,185
Net Assets	$73,172,021

Shares of beneficial interest issued and outstanding	4,522,579
Offering and redemption price per share	$16.18

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund

STATEMENT OF OPERATIONS

For the Six Months Ended November 30, 2018 (Unaudited)

Investment Income:
Dividends	$585,838
Interest	4,464
Total investment income	590,302

Expenses:
Advisory fees	308,444
Fund accounting and administration fees	58,602
Transfer agent fees and expenses	20,167
Registration fees	12,534
Legal fees	11,531
Auditing fees	9,150
Custody fees	7,580
Chief Compliance Officer fees	6,819
Shareholder reporting fees	4,763
Miscellaneous	4,255
Trustees' fees and expenses	3,724
Insurance fees	761
Total expenses	448,330
Advisory fees waived	(82,061)
Net expenses	366,269
Net investment income	224,033

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	5,190,390
Net change in unrealized appreciation/depreciation on:
Investments	(5,276,112)
Net realized and unrealized loss	(85,722)

Net Increase in Net Assets from Operations	$138,311

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$224,033	$82,882
Net realized gain on investments	5,190,390	9,175,406
Net change in unrealized appreciation/depreciation on investments	(5,276,112)	9,542,244
Net increase in net assets resulting from operations	138,311	18,800,532

Distributions to shareholders:
Distributions to shareholders[1]	-
Total	-
From net investment income		(105,888)
From net realized gains		(4,369,164)
Total		(4,475,052)

Capital Transactions:
Proceeds from shares sold	3,966,785	9,588,357
Reinvestment of distributions	-	4,067,375
Cost of shares redeemed[2]	(6,923,500)	(33,863,991)
Net decrease in net assets from capital transacations	(2,956,715)	(20,208,259)

Total decrease in net assets	(2,818,404)	(5,882,779)

Net Assets:
Beginning of period	75,990,425	81,873,204
End of period[3]	$73,172,021	$75,990,425

Capital Share Transactions:
Shares sold	235,805	640,647
Shares reinvested	-	267,239
Shares redeemed	(405,867)	(2,196,832)
Net decrease in capital share transactions	(170,062)	(1,288,946)

[1]	The SEC eliminated the requirement to disclose components of distributions paid to shareholders in September 2018.
[2]	Net of redemption fee proceeds of $12 and $246, respectively.
[3]	End of year net assets includes accumulated undistributed net investment income of $57,754 for the year ended May 31, 2018. The SEC eliminated the requirement to disclose undistributed net investment income in September 2018.

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund

FINANCIAL HIGHLIGHTS

Per share operating performance.

For a capital share outstanding throughout each period.

	For the Six Months Ended November 30, 2018	For the Year Ended May 31,
	(Unaudited)	2018	2017	2016	2015	2014
Net asset value, beginning of period	$16.19	$13.69	$11.85	$13.03	$13.08	$11.95
Income from Investment Operations:
Net investment income [1]	0.05	0.01	0.04	0.07	0.04	0.03
Net realized and unrealized gain (loss)	(0.06)	3.23	1.97	(0.81)	1.50	1.39
Total from investment operations	(0.01)	3.24	2.01	(0.74)	1.54	1.42

Less Distributions:
From net investment income	-	(0.02)	(0.06)	(0.01)	(0.05)	(0.02)
From net realized gain	-	(0.72)	(0.11)	(0.43)	(1.54)	(0.27)
Total distributions	-	(0.74)	(0.17)	(0.44)	(1.59)	(0.29)

Redemption fee proceeds[1]	- [2]	- [2]	- [2]	- [2]	- [2]	- [2]

Net asset value, end of period	$16.18	$16.19	$13.69	$11.85	$13.03	$13.08

Total return[3]	(0.06)%[4]	23.95%	17.07%	(5.63)%	12.43%	11.91%

Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$73,172	$75,990	$81,873	$33,959	$25,860	$18,467

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed	1.16%[5]	1.17%	1.22%	1.52%	1.80%	1.72%
After fees waived and expenses absorbed	0.95%[5]	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	0.37%[5]	(0.12)%	0.03%	0.02%	(0.56)%	(0.53)%
After fees waived and expenses absorbed	0.58%[5]	0.10%	0.30%	0.59%	0.29%	0.24%
Portfolio turnover rate	16%[4]	27%	38%	27%	34%	49%

[1]	Based on average shares outstanding during the period.
[2]	Amount represents less than $0.01 per share.
[3]	Total returns would have been lower had certain expenses not been waived or absorbed by the Advisor. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
[4]	Not annualized.
[5]	Annualized.

See accompanying Notes to Financial Statements.

Bernzott U.S. Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS

November 30, 2018 (Unaudited)

Note 1 – Organization

Bernzott U.S. Small Cap Value Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on September 11, 2012.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Bernzott U.S. Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, any tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open years ended May 31, 2015-2018 and as of and during the six months ended November 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d) Distributions to Shareholders

The Fund will make distributions of net investment income and capital gains, if any, at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.

Note 3 – Investment Advisory and Other Agreements

The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Bernzott Capital Advisors (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 0.80% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to absorb other operating expenses to ensure that total annual operating expenses (excluding any taxes, leverage interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A), expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 0.95% of the average daily net assets of the Fund. This agreement is in effect until September 30, 2019, and it may be terminated before that date only by the Trust’s Board of Trustees.

For the six months ended November 30, 2018, the Advisor waived a portion of its advisory fees totaling $82,061. The Advisor may recover from the Fund fees and/or expenses previously waived and/or absorbed if the Fund’s expense ratio, including the recovered expenses, falls below the expense limit at which they were waived. The Fund’s advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived or payments made to the Fund for a period ending three full fiscal years after the date of the waiver or payment. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived or payments made, or (b) the expense limitation amount in effect at the time of the reimbursement. At November 30, 2018, the amount of these potentially recoverable expenses was $596,600. The Advisor may recapture all or a portion of this amount no later than May 31, of the years stated below:

Bernzott U.S. Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

2019	$170,296
2020	158,559
2021	185,684
2022	82,061
Total	$596,600

UMB Fund Services, Inc. (“UMBFS”) serves as the Fund’s fund accountant, transfer agent and co-administrator; and Mutual Fund Administration, LLC (“MFAC”) serves as the Fund’s other co-administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian. The Fund’s allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the six months ended November 30, 2018 are reported on the Statement of Operations.

IMST Distributors, LLC serves as the Fund’s distributor (the “Distributor”). The Distributor does not receive compensation from the Fund for its distribution services; the advisor pays the Distributor a fee for its distribution-related services.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the six months ended November 30, 2018, the Fund’s allocated fees incurred to Trustees who are not affiliated with the Funds’ co-administrators are reported on the Statement of Operations.

The Fund’s Board of Trustees has adopted a Deferred Compensation Plan (the “Plan”) for the Independent Trustees that enables Trustees to elect to receive payment in cash or the option to select various fund(s) in the Trust in which their deferred accounts shall be deemed to be invested.  If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account.  The Fund’s liability for these amounts is adjusted for market value changes in the invested fund(s) and remains a liability to the Fund until distributed in accordance with the Plan.  The Trustees Deferred compensation liability under the Plan constitutes a general unsecured obligation of the Fund and is disclosed in the Statement of Assets and Liabilities.  Contributions made under the plan and the change in unrealized appreciation/depreciation and income are included in the Trustees’ fees and expenses in the Statement of Operations.

Dziura Compliance Consulting, LLC provides Chief Compliance Officer (“CCO”) services to the Trust. The Fund’s allocated fees incurred for CCO services for the six months ended November 30, 2018 are reported on the Statement of Operations.

Bernzott U.S. Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

Note 4 – Federal Income Taxes

At November 30, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$59,696,404

Gross unrealized appreciation	$15,807,849
Gross unrealized depreciation	(3,467,247)

Net unrealized appreciation on investments	$12,340,602

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of May 31, 2018, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$1,157,650
Undistributed long-term capital gains	5,553,510
Distributable earnings	6,711,160

Accumulated capital and other losses	-
Unrealized appreciation on investments	17,616,714
Total accumulated earnings	$24,327,874

The tax character of the distribution paid during the fiscal years ended May 31, 2018, and May 31, 2017 were as follows:

Distributions paid from:	2018	2017
Ordinary income	$1,295,590	$242,503
Net long-term capital gains	3,179,462	481,609
Total distributions paid	$4,475,052	$724,112

Note 5 – Redemption Fee

The Fund may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed within 30 days of purchase. For the six months ended November 30, 2018 and the year ended May 31, 2018, the Fund received $12 and $246, respectively, in redemption fees.

Note 6 – Investment Transactions

For the six months ended November 30, 2018, purchases and sales of investments, excluding short-term investments, were $11,322,417 and $14,777,385, respectively.

Note 7 – Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Bernzott U.S. Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

Note 8 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$68,858,314	$-	$-	$68,858,314
Short-Term Investments	3,178,692	-	-	3,178,692
Total Investments	$72,037,006	$-	$-	$72,037,006

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Bernzott U.S. Small Cap Value Fund

NOTES TO FINANCIAL STATEMENTS - Continued

November 30, 2018 (Unaudited)

*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Note 9 – Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Fund’s related events and transactions that occurred through the date of issuance of the Fund’s financial statements.

The Fund declared the payment of a distribution to be paid, on December 4, 2018, to shareholders of record on December 3, 2018 as follows:

Long-Term Capital Gain	Short-Term Capital Gain	Income
$2.27564	$0.25802	$0.06284

There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Bernzott U.S. Small Cap Value Fund

EXPENSE EXAMPLE

For the Six Months Ended November 30, 2018 (Unaudited)

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2018 to November 30, 2018.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row in the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/18	Ending Account Value 11/30/18	Expense Paid During Period 6/1/18 – 11/30/18*
Actual Performance	$1,000.00	$999.40	$4.76
Hypothetical (5% annual return before expenses)	1,000.00	1,020.30	4.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the six month period). The expense ratios reflect an expense waiver. Assumes all dividends and distributions were reinvested.

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Bernzott U.S. Small Cap Value Fund

A series of Investment Managers Series Trust

Investment Advisor

Bernzott Capital Advisors

888 West Ventura Boulevard, Suite B

Camarillo, California 93010

Custodian

UMB Bank, n.a.

928 Grand Boulevard, 5th Floor

Kansas City, Missouri 64106

Fund Co-Administrator

Mutual Fund Administration, LLC

2220 East Route 66, Suite 226

Glendora, California 91740

Fund Co-Administrator, Transfer Agent and Fund Accountant

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, Wisconsin 53212

Distributor

IMST Distributors, LLC

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

FUND INFORMATION

	TICKER	CUSIP
Bernzott U.S. Small Cap Value Fund	BSCVX	461418 220

Privacy Principles of the Bernzott U.S. Small Cap Value Fund for Shareholders

The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund. The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Bernzott U.S. Small Cap Value Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 998-9880, or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877) 998-9880, or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Form N-Q Disclosure

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov or by calling the Fund at (877) 998-9880. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (877) 998-9880.

Bernzott U.S. Small Cap Value Fund

P.O. Box 2175

Milwaukee, WI 53201

Toll Free: (877) 998-9880

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable for open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	2/8/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maureen Quill
Maureen Quill, President/Chief Executive Officer

Date	2/8/2019

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer/Chief Financial Officer

Date	2/8/2019